Investments (Details) $ in Millions	Dec. 31, 2022 USD ($)
Investments
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 32.5
Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 32.5